Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CASH ACCOUNT TRUST
Entity Central Index Key	0000858372
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000035155
Shareholder Report [Line Items]
Fund Name	DWS Government & Agency Securities Portfolio
Class Name	DWS Government & Agency Money Fund
Trading Symbol	DTGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Government & Agency Money Fund	$17	0.17%

Gross expense ratio as of the latest prospectus: 0.23%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 4,702,195,585
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,359,047
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,702,195,585
Number of Portfolio Holdings	54
Total Net Advisory Fees Paid ($)	1,359,047
Weighted Average Maturity	20 days
7-Day Current Yield	4.22%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2025. The 7-Day Current Yield would have been 4.15% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	66%
Government & Agency Obligations	34%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000035156
Shareholder Report [Line Items]
Fund Name	DWS Government & Agency Securities Portfolio
Class Name	DWS Government Cash Institutional Shares
Trading Symbol	DBBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Government Cash Institutional Shares	$15	0.15%

Gross expense ratio as of the latest prospectus: 0.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 4,702,195,585
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,359,047
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,702,195,585
Number of Portfolio Holdings	54
Total Net Advisory Fees Paid ($)	1,359,047
Weighted Average Maturity	20 days
7-Day Current Yield	4.24%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2025. The 7-Day Current Yield would have been 4.18% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	66%
Government & Agency Obligations	34%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000035157
Shareholder Report [Line Items]
Fund Name	DWS Government & Agency Securities Portfolio
Class Name	Government Cash Managed Shares
Trading Symbol	DCMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Cash Managed Shares	$38	0.37%

Gross expense ratio as of the latest prospectus: 0.44%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
AssetsNet	$ 4,702,195,585
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,359,047
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,702,195,585
Number of Portfolio Holdings	54
Total Net Advisory Fees Paid ($)	1,359,047
Weighted Average Maturity	20 days
7-Day Current Yield	4.02%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2025. The 7-Day Current Yield would have been 3.94% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	66%
Government & Agency Obligations	34%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000017334
Shareholder Report [Line Items]
Fund Name	DWS Government & Agency Securities Portfolio
Class Name	Service Shares
Trading Symbol	CAGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$103	1.01%

Gross expense ratio as of the latest prospectus: 1.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.01%
AssetsNet	$ 4,702,195,585
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,359,047
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,702,195,585
Number of Portfolio Holdings	54
Total Net Advisory Fees Paid ($)	1,359,047
Weighted Average Maturity	20 days
7-Day Current Yield	3.39%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2025. The 7-Day Current Yield would have been 3.34% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	66%
Government & Agency Obligations	34%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000017348
Shareholder Report [Line Items]
Fund Name	DWS Tax Exempt Portfolio
Class Name	DWS Tax-Exempt Cash Premier Shares
Trading Symbol	SCIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Exempt Cash Premier Shares	$20	0.20%

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 142,229,812
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	142,229,812
Number of Portfolio Holdings	93
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	13 days
7-Day Current Yield	3.20%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2025. The 7-Day Current Yield would have been 3.05% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	83%
Tax-Exempt Commercial Paper	8%
Variable Rate Demand Preferred Shares	7%
Floating-Rate Notes	1%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

C000035158
Shareholder Report [Line Items]
Fund Name	DWS Tax Exempt Portfolio
Class Name	DWS Tax-Exempt Money Fund
Trading Symbol	DTBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Exempt Money Fund	$24	0.24%

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
AssetsNet	$ 142,229,812
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	142,229,812
Number of Portfolio Holdings	93
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	13 days
7-Day Current Yield	3.16%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2025. The 7-Day Current Yield would have been 2.86% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	83%
Tax-Exempt Commercial Paper	8%
Variable Rate Demand Preferred Shares	7%
Floating-Rate Notes	1%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

C000035159
Shareholder Report [Line Items]
Fund Name	DWS Tax Exempt Portfolio
Class Name	DWS Tax-Free Money Fund Class S
Trading Symbol	DTCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Free Money Fund Class S	$28	0.28%

Gross expense ratio as of the latest prospectus: 0.46%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
AssetsNet	$ 142,229,812
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	142,229,812
Number of Portfolio Holdings	93
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	13 days
7-Day Current Yield	3.11%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2025. The 7-Day Current Yield would have been 2.84% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	83%
Tax-Exempt Commercial Paper	8%
Variable Rate Demand Preferred Shares	7%
Floating-Rate Notes	1%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

C000017349
Shareholder Report [Line Items]
Fund Name	DWS Tax Exempt Portfolio
Class Name	Service Shares
Trading Symbol	CHSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$107	1.06%

Gross expense ratio as of the latest prospectus: 1.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.06%
AssetsNet	$ 142,229,812
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	142,229,812
Number of Portfolio Holdings	93
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	13 days
7-Day Current Yield	2.34%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2025. The 7-Day Current Yield would have been 2.04% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	83%
Tax-Exempt Commercial Paper	8%
Variable Rate Demand Preferred Shares	7%
Floating-Rate Notes	1%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

C000017350
Shareholder Report [Line Items]
Fund Name	DWS Tax Exempt Portfolio
Class Name	Tax-Exempt Cash Managed Shares
Trading Symbol	TXMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Cash Managed Shares	$35	0.35%

Gross expense ratio as of the latest prospectus: 0.54%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
AssetsNet	$ 142,229,812
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	142,229,812
Number of Portfolio Holdings	93
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	13 days
7-Day Current Yield	3.04%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2025. The 7-Day Current Yield would have been 2.69% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	83%
Tax-Exempt Commercial Paper	8%
Variable Rate Demand Preferred Shares	7%
Floating-Rate Notes	1%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

C000035160
Shareholder Report [Line Items]
Fund Name	DWS Tax Exempt Portfolio
Class Name	Tax-Free Investment Class
Trading Symbol	DTDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number	(800) 730-1313
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Investment Class	$61	0.60%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
AssetsNet	$ 142,229,812
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	142,229,812
Number of Portfolio Holdings	93
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	13 days
7-Day Current Yield	2.80%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of April 30, 2025. The 7-Day Current Yield would have been 2.57% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	83%
Tax-Exempt Commercial Paper	8%
Variable Rate Demand Preferred Shares	7%
Floating-Rate Notes	1%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.